Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 41,418	$ 42,326
Impairment of property, plant and equipment	(546)	(11)	$ (223)
Ending balance	41,747	41,418	42,326
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	170,704	170,470
Additions	3,406	4,498
Disposals	(3,167)	(2,121)
Transfer	64
Exchange differences	11,944	(2,143)
Ending balance	182,759	170,704	170,470
Gross carrying amount [Member] | Effects on initial application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Effects on initial application of IFRS 16		(192)
Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	170,512
Ending balance		170,512
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(129,286)	(128,144)
Depreciation charge for the year	(4,734)	(4,901)
Impairment of property, plant and equipment	(546)	(11)
Disposals	3,084	2,114
Transfer	(64)
Exchange differences	(9,592)	1,656
Ending balance	(141,012)	(129,286)	(128,144)
Accumulated depreciation [Member] | Effects on initial application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Effects on initial application of IFRS 16		126
Accumulated depreciation [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(129,160)
Ending balance		(129,160)
Land [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,206	6,227
Ending balance	6,838	6,206	6,227
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,206	6,227
Exchange differences	632	(21)
Ending balance	6,838	6,206	6,227
Land [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,206
Ending balance		6,206
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	14,160	15,339
Ending balance	13,673	14,160	15,339
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	47,890	48,421
Additions	7	229
Disposals		(8)
Transfer	(167)
Exchange differences	2,813	(752)
Ending balance	50,543	47,890	48,421
Buildings [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	47,890
Ending balance		47,890
Buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(33,730)	(33,082)
Depreciation charge for the year	(1,044)	(1,164)
Disposals		6
Transfer	265
Exchange differences	(2,361)	510
Ending balance	(36,870)	(33,730)	(33,082)
Buildings [Member] | Accumulated depreciation [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(33,730)
Ending balance		(33,730)
Building improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,148	2,368
Ending balance	2,566	2,148	2,368
Building improvement [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,715	5,622
Additions	119	76
Disposals	(4)
Transfer	746	3
Exchange differences	454	14
Ending balance	7,030	5,715	5,622
Building improvement [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,715
Ending balance		5,715
Building improvement [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,567)	(3,254)
Depreciation charge for the year	(338)	(296)
Impairment of property, plant and equipment	(1)
Disposals	4	0
Transfer	(265)
Exchange differences	(297)	(17)
Ending balance	(4,464)	(3,567)	(3,254)
Building improvement [Member] | Accumulated depreciation [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,567)
Ending balance		(3,567)
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	13,770	14,474
Ending balance	13,737	13,770	14,474
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	96,718	96,964
Additions	292	480
Disposals	(2,308)	(1,120)
Transfer	1,748	1,418
Exchange differences	7,419	(1,024)
Ending balance	103,869	96,718	96,964
Machinery and equipment [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	96,718
Ending balance		96,718
Machinery and equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(82,948)	(82,490)
Depreciation charge for the year	(2,391)	(2,435)
Impairment of property, plant and equipment	(550)	(10)
Disposals	2,274	1,119
Transfer		(46)
Exchange differences	(6,517)	914
Ending balance	(90,132)	(82,948)	(82,490)
Machinery and equipment [Member] | Accumulated depreciation [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(82,948)
Ending balance		(82,948)
Motor vehicle and other asset and assets under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,298	1,800
Ending balance	2,347	2,298	1,800
Motor vehicle and other asset and assets under finance lease [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,780	5,230
Additions	433	624
Disposals	(524)	(503)
Transfer	180	505
Exchange differences	332	(76)
Ending balance	6,009	5,780	5,230
Motor vehicle and other asset and assets under finance lease [Member] | Gross carrying amount [Member] | Effects on initial application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Effects on initial application of IFRS 16		(192)
Motor vehicle and other asset and assets under finance lease [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,588
Ending balance		5,588
Motor vehicle and other asset and assets under finance lease [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,482)	(3,430)
Depreciation charge for the year	(541)	(604)
Impairment of property, plant and equipment	7
Disposals	477	503
Transfer	(64)
Exchange differences	(185)	49
Ending balance	(3,662)	(3,482)	(3,430)
Motor vehicle and other asset and assets under finance lease [Member] | Accumulated depreciation [Member] | Effects on initial application of IFRS 16 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Effects on initial application of IFRS 16		126
Motor vehicle and other asset and assets under finance lease [Member] | Accumulated depreciation [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,356)
Ending balance		(3,356)
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,163	1,071
Ending balance	1,208	1,163	1,071
Office equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,722	6,959
Additions	315	395
Disposals	(331)	(490)
Transfer	139	102
Exchange differences	247	(244)
Ending balance	7,092	6,722	6,959
Office equipment [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	6,722
Ending balance		6,722
Office equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,559)	(5,888)
Depreciation charge for the year	(420)	(402)
Impairment of property, plant and equipment	(2)	(1)
Disposals	329	486
Transfer		46
Exchange differences	(232)	200
Ending balance	(5,884)	(5,559)	(5,888)
Office equipment [Member] | Accumulated depreciation [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(5,559)
Ending balance		(5,559)
Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,673	1,047
Ending balance	1,378	1,673	1,047
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,673	1,047
Additions	2,240	2,694
Transfer	(2,582)	(2,028)
Exchange differences	47	(40)
Ending balance	1,378	1,673	$ 1,047
Construction in progress [Member] | Gross carrying amount [Member] | Adjusted Balance [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 1,673
Ending balance		$ 1,673